Share Capital - Basic and Diluted Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Aurora Mobile Limited's shareholders	¥ (225,075)	$ (34,493)	¥ (109,841)	¥ (66,197)
Deduct: Accretion of contingently redeemable convertible preferred shares				(24,094)
Net loss attributable to common/ordinary shareholders	(225,075)	(34,493)	(109,841)	(90,291)
Class A Common Shares
Numerator:
Net loss attributable to Aurora Mobile Limited's shareholders	(175,650)	(26,920)	(85,502)	(46,606)
Deduct: Accretion of contingently redeemable convertible preferred shares | ¥				(16,963)
Net loss attributable to common/ordinary shareholders	¥ (175,650)	$ (26,920)	¥ (85,502)	¥ (63,569)
Denominator:
Weighted average number of shares used in calculating basic and diluted loss per share | shares	60,415,978	60,415,978	59,721,341	40,441,999
Basic and diluted loss per share | (per share)	¥ (2.91)	$ (0.45)	¥ (1.43)	¥ (1.57)
Class B Common Shares
Numerator:
Net loss attributable to Aurora Mobile Limited's shareholders	¥ (49,425)	$ (7,575)	¥ (24,339)	¥ (19,591)
Deduct: Accretion of contingently redeemable convertible preferred shares | ¥				(7,131)
Net loss attributable to common/ordinary shareholders	¥ (49,425)	$ (7,575)	¥ (24,339)	¥ (26,722)
Denominator:
Weighted average number of shares used in calculating basic and diluted loss per share | shares	17,000,189	17,000,189	17,000,189	17,000,189
Basic and diluted loss per share | (per share)	¥ (2.91)	$ (0.45)	¥ (1.43)	¥ (1.57)